Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue, net of royalties
Petroleum and natural gas sales	$ 1,428,870	$ 1,099,867
Royalties	(313,754)	(241,892)
Revenue, net of royalties	1,115,116	857,975
Expenses
Operating	311,592	269,283
Transportation	36,869	33,985
Blending and other	68,832	59,345
General and administrative	45,825	47,389
Transaction costs	13,074	0
Exploration and evaluation	21,729	8,253
Depletion and depreciation	558,684	481,929
Impairment	285,341	0
Share-based compensation	19,534	15,509
Financing and interest	119,086	113,638
Financial derivatives gain	(43,550)	(5,177)
Foreign exchange loss (gain)	108,294	(87,060)
Gain on dispositions	(1,946)	(12,081)
Other expense (income)	(1,172)	2,216
Expenses	1,542,192	927,229
Net loss before income taxes	(427,076)	(69,254)
Income tax (recovery) expense
Current income tax recovery	(35)	(1,085)
Deferred income tax recovery	(101,732)	(155,343)
Income tax (recovery) expense	(101,767)	(156,428)
Net income (loss) attributable to shareholders	(325,309)	87,174
Other comprehensive income (loss)
Foreign currency translation adjustment	204,770	(166,759)
Comprehensive income (loss)	$ (120,539)	$ (79,585)
Net income (loss) per common share
Basic (in cad per share)	$ (0.93)	$ 0.37
Diluted (in cad per share)	$ (0.93)	$ 0.37
Weighted average common shares
Basic (in shares)	351,542	234,787
Diluted (in shares)	351,542	237,249